10. Related Party Transactions	12 Months Ended
Sep. 30, 2012
Notes
10. Related Party Transactions

10.   Related Party Transactions

In December 2010, the Company issued its Executive Chairman 3,000,000 shares of its common stock valued at $2,700.000 that was charged to operations.

In connection with the Company’s December 9, 2010 option grants, as discussed further in Note 12, the Company’s Executive Chairman was granted options to purchase 1,200,000 shares, Richard Siber, a Company director, was granted options to purchase 3,000,000 shares and a former director was granted options to purchase 1,500,000 shares. The 5,700,000 options are exercisable at $0.90 per share and expire on December 8, 2013. In November 2012, the terms of these option grants were modified (See Note 14 – Subsequent Events).

On June 30, 2011, the Company entered into an agreement with its executive chairman whereby the Company was granted an option to acquire his majority interest in Soapbox. Under the terms of the option grant, the Company was required to pay a deposit of $155,000 which would be refunded in the event the acquisition did not close. Under the original option agreement the term was six months, during which both parties would perform due diligence necessary to determine the value of his majority interest and perform other actions necessary to complete the acquisition. See Note 14 – Subsequent Events.

On May 16, 2011, James Orsini became the Company’s Chief Executive Officer and President. These positions were previously held by Anthony Macaluso. Anthony Macaluso will continue to serve us as our Executive Chairman and Chief Innovations Officer.  Mr. Orsini was also appointed a director.

As part of Mr. Orsini’ s compensation, the Company granted him, effective May 16, 2011, a total of 4,500,000 upfront stock options under the Company’s 2010 Stock Plan with 1,500,000 of the options (at an exercise price of $0.63 per share) vesting after one year of service, 1,500,000 of the options (at an exercise price of $0.90 per share) vesting after two years of service and 1,500,000 of the options (at an exercise price of $0.90 per share) vesting after three years of service. The terms of the option grant provide for cashless exercise. In addition, The Company issued Mr. Orsini 400,000 shares of its common stock as additional compensation. The common shares were valued at $260,000, which was charged to operations as compensation expense.

Effective June 1, 2011, pursuant to the terms of Mr. Macaluso’ s new employment agreement, the Company granted him options to purchase 5,250,000 shares of its common stock, of which 4,500,000 are through the Company’s 2010 Stock Plan; 750,000 of the options (at an exercise price of $0.65 per share) vested on September 30, 2011; 1,500,000 of the options (at an exercise price of $0.65 per share) vesting on May 16, 2012; 1,500,000 of the options (at an exercise price of $0.90 per share) vesting on May 16, 2013; and 1,500,000 of the options (at an exercise price of $0.90 per share) vest on May 16, 2014. The terms of the option grant provide for cashless exercise.

On September 26, 2011, John Quinn became the Company’s Chief Financial Officer. Under the terms of his employment he received 100,000 shares of the Company’s common stock valued at $30,000, which was charged to operations and is included in compensation expense. In addition, Mr. Quinn was granted a total of 1,500,000 stock options with 500,000 of the options (at an exercise price of $0.65 per share) vesting after one year of service, 500,000 of the options (at an exercise price of $0.90 per share) vesting after two years of service, and 500,000 of the options (at an exercise price of $0.90 per share) vesting after three years of service.

On August 8, 2011, the Company appointed Stuart R. Levine to serve on its Board of Directors. Pursuant to the appointment letter agreement with him dated August 8, 2011 the Company will pay Mr. Levine an annual cash stipend of $20,000 (in quarterly increments). The Company also granted Mr. Levine 200,000 stock options exercisable at $0.331 per share, which fully vest on August 8, 2012, subject to continuation of service. In addition, the Company issued Mr. Levine 25,000 shares of its common stock valued at their respective market value on date of grant totaling $7,000.

On August 8, 2011, the Company granted Richard Siber, a Company director, 200,000 stock options exercisable at $0.331 per share, which fully vested on August 8, 2012, subject to continuation of service.

On November 11, 2011, the Company granted Stephen Baksa, a Company director, 200,000 stock options exercisable at $0.225 per share, which fully vest on date of grant.

On August 23, 2012, the Company granted Richard Siber, Stuart Levine, and Stephen Baksa options to purchase a total of 550,000 shares of the Company’s common stock at a price $0.325 per share. The options expire on August 23, 2017 and immediately vested upon grant.

As discussed in Note 9, a Company director provided $500,000 of the $2,000,000 received in the Company’s convertible debt issuance. As part of the consideration received for the $500,000, the director received warrants to purchase 1,000,000 common shares of the Company’s common stock for a period of three years at a price of $0.25 per share. The $500,000 note, as well as the first year’s interest on the note, is convertible into the Company’s common shares at a conversion rate of $0.50 per share.

On November 27, 2012 The Company entered into a Settlement and Mutual Special Release with the Company’s Executive Chairman as final global settlement of any and all outstanding matters related to Anthony Macaluso’s ownership and control relationship in Soapbox Mobile, including any and all claims he may have individually related to or on behalf of Soapbox Mobile in any capacity held by him formerly or currently. The Company agreed to total consideration of $755,000 which included the $155,000 received related to the original Option Agreement from June 2011 (See also note 10 – “Related Party Transactions” and Note 6 “Intangible Assets” – Software License).